ACCRUED EXPENSE AND OTHER PAYABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accruals and other payables

Accrued expense and other payables consist of the following:

	As of June 30, 2022	As of December 31, 2021
Provisions and accruals	$57,506	$44,482
Others (1)	281,077	298,179
Balance at end of period/year	$338,583	$342,661

(1)	Other payables mainly consist of members allocated redemption points for commissions.

Accruals and other payables consist of the following:

	As of December 31, 2021	As of December 31, 2020

Provisions and accruals	$44,482	$43,668
Others (1)	298,179	309,545
Balance at end of year	$342,661	$353,213

(1)	Other payables mainly consist of members allocated redemption points and commission payable.